Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of Consolidation and Basis of Presentation
The consolidated financial statements include all controlled subsidiaries. In addition, MTNL will review its relationships with other entities to assess if it is the primary beneficiary of a variable interest entity. If the determination is made that we are the primary beneficiary, then that entity is consolidated. All significant inter-company balances and transactions are eliminated in consolidation.

MTNL’s investment in business entities in which it does not have control, but has the ability to exercise significant influence over operating and financial policies (generally 20-50 percent ownership), are accounted for under the equity method of accounting.

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable in the United States (“U.S. GAAP”) and presented in Indian rupees (Rs. or `), the national currency of India which is also the functional currency of the Company. For the convenience of the readers, these consolidated financial statements as of and for the year ended March 31, 2012, have been translated into United States dollars at the noon buying rate in New York city on March 31, 2012, for cable transfers in Indian rupees, as certified for customs purposes by the Federal Reserve Bank of New York of $1= Rs.50.89. No representation is made that the Indian rupee amounts have been, could have been or could be converted into United States dollars at such a rate or any other rate on March 31, 2012 or at any other date.

(b)	Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting periods. Actual results could differ materially from these estimates. Significant estimates and assumptions are used when accounting for certain items, such as but not limited to, allowances for uncollectible accounts receivable, future obligations under employee benefit plans, useful lives of property and equipment, valuation allowances for deferred taxes and contingencies.

During the year the Company has decided to merge the CDMA unit with the Mobile (GSM) Unit which was earlier part of the Basic Unit.  The resultant change in provision for doubtful debts and CDMA instrument for older more than 180 days in line with the Mobile (GSM) units in comparison of provision for balances older more than three years in accordance with the policy of the Basic Units.  Due to this change in estimate an additional provision of Rs.56.55 million and Rs.65.70 million for provision for doubtful debts and CDMA instruments respectively has been made during the year.

With regard to classification of assets and liabilities into current/non-current assets/liabilities which have been reviewed and changed based on the assessment made in this year of their classification from current to non-current and vice-versa as per ARB43.  Therefore, receivables/payables in all cases wherever required, have been classified as non-current assets and non-current liabilites, during the 2012 fiscal year, respectively as MTNL believes that realization/payment of such of these cases is not reasonably expected to happen within the normal operating cycle of the business as per the assessment done.

(c)	Foreign currency translation
The Indian rupee(“Rupees” or “Rs.” or “”) is the functional currency of MTNL and its domestic subsidiaries and equity affiliates.  Transactions in foreign currency are recorded at the exchange rate prevailing on the date of transaction. Monetary assets and liabilities denominated in foreign currencies are expressed in the functional currency at the exchange rates in effect at the balance sheet date. Revenues, costs and expenses are recorded using average exchange rates prevailing during the reporting periods. Gains or losses resulting from foreign currency transactions are included in results of operations.

(d)	Revenue recognition
Revenues include amounts invoiced for call revenue, fixed monthly rental charges, roaming charges, activation fees, internet and broadband services, access and interconnection revenue and fees for value added services.

Revenues for fixed line are recognized based upon metered call units (“MCU”) of traffic processed and cellular telephone services are recognized based on call data records (“CDR”) of traffic processed. Rental revenues and leased circuits rentals are recognized based upon contracted fee schedules. Revenues from internet and broadband services are recognized based on usage by subscribers. Revenues associated with access and interconnection for usage of the Company’s network by other operators for local, national long distance and international long distance calls are recognized gross in accordance with the Interconnect Usage Charges Regulation released by Telecom Regulatory Authority of India (“TRAI”) and contracted fee schedules. TRAI regulation specifies the maximum per minute rates for traffic terminated on the Company’s network. Revenues are recorded net of applicable discounts, allowances and service tax.

Amounts included in the financial statements, which relate to services provided from the last billing cycle date up to the end of the reporting period, are classified in current assets as “Unbilled revenue”. These are billed in subsequent periods as per the terms of the billing plans.

Billings in advance for services to be rendered and amounts charged for new connections are included in accrued expenses and other current liabilities’ under the caption deferred income. Amounts charged for new connections are recognized over the average life of the customer relationship.

(e)	License fee and spectrum charges
The Company is holding host of telecommunication licenses for providing various services in Delhi and Mumbai region viz. basic services, mobile services, National long distance (NLD), International Long Distance (ILD) and Internet telephony services for which the Company is paying license fees to the Department of Telecommunications (“DoT”) on Adjusted Gross Revenue (AGR). The percentage of license fees varies depending on type of license. Revenue earned from basic & mobile services entail 10% license fees whereas revenue earned from NLD, ILD & internet services are subject to 6% license fees.

In addition to the license fees, the Company also pays out spectrum charges as a percentage of AGR payable to DoT for providing the GSM and CDMA services to customers. The spectrum charges are based on the AGR derived from the GSM and CDMA services and worked out on the basis of agreement with DoT which varies according to quantity of radio waves or say spectrum by the operator. The license fees and spectrum charges are expensed off immediately on accrual basis

(f)	Network charges
MTNL recognizes charges associated with access to and interconnection to other operators’ network for local, national long distance and international long distance calls in accordance with the Interconnect Usage Charges Regulation released by Telecom Regulatory Authority of India (“TRAI”), where applicable, or in accordance with the terms of agreements entered into with other operators. TRAI regulation specifies per minute charges for traffic terminated on the other operators’ network.

(g)	Cash and cash equivalents
MTNL considers all highly liquid investments, with an original maturity or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at cost, which approximates their fair value due to the short maturity of the investments.

(h)	Investment in short term bank deposits
Investment in bank deposits represents term deposits placed with banks earning fixed rate of interest with maturities ranging from more than three months to one year. Interest on investment in bank deposits is recognized on accrual basis.

(i)	Inventories
Inventories are stated at the lower of cost or market value. Cost is determined using the weighted average method for all categories of inventories. Inventories comprise of handsets, cables, exchange equipment and other stores and spares which are used in operating and maintaining networks. MTNL reviews its inventories on a periodic basis to identify and provide for inventory obsolescence and inventories with carrying values in excess of realizable values based on its assessment of the future demands and market conditions. These write-downs are included in cost of revenues.

(j)	Investment
MTNL has evaluated its investments in debt and equity securities in accordance with ASC 320 (formerly SFAS 115), “Accounting for Certain Investments in Debt and Equity Securities” and determined that all of its debt securities are to be classified as held-to-maturity (“HTM”). Debt securities are classified as held-to-maturity since management has the positive intent and ability to hold the securities to maturity. Held-to-maturity investments are carried at amortized cost using the effective yield method, adjusted for the amortization or accretion of premiums or discounts, if any. Costs include transaction cost.  Currently all the investments classified as HTM were acquired at face value, without paying any premium or discount or incurring any transaction cost. Realized gains and losses on sale of HTM securities are included in earnings. Dividends and interest on securities are recognized when earned and included in other income.

MTNL records an investment impairment charge on held-to-maturity securities when management believes an investment has experienced a decline in value that is judged to be other than temporary. For securities where quoted market prices are not available, fair value is determined using pricing techniques such as discounted cash flow analysis. In order to determine whether a decline in value is other than temporary, the Company evaluates, among other factors, the duration and extent to which the value has been less than the carrying value, the financial condition and business outlook of the investee including cash flow indicators, current market condition and trends in the industry or the ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in value.

(k)	Property and equipment
Property and equipment are stated at cost less accumulated depreciation. Assets acquired under capital  leases are stated at the present value of minimum lease payments less accumulated depreciation.

Cost, in the case of the network, comprises all expenditure up to and including cabling and wiring within customers’ premises, contractor’s charges, materials and direct labor. Employees’ remuneration and benefits are capitalized based on technical assessment of actual staff costs directly related to such capital expenditure. Interest cost incurred for qualifying assets during construction period is capitalized based on actual investment and average cost of funds or specific rate of borrowings. Interest capitalized is included as a part of asset cost and is depreciated over the estimated useful life of the asset. Maintenance and repair costs are charged to expense as incurred. Major overhauls that extend the useful lives of existing assets are capitalized. The cost and the accumulated depreciation for property and equipment sold, retired or otherwise disposed off are removed from the stated values and the resulting gains and losses are included in the statement of income.

Advances paid towards the acquisition of property and equipment outstanding at each balance sheet date and expenditures for construction of network systems and other projects (prior to the asset being ready for its intended use) are reflected as Capital Work in Progress.

Depreciation is computed using the straight-line method over the estimated useful lives. Assets under capital leases and leasehold improvements are amortized straight-line over their estimated useful life or the lease term, as appropriate. Property and equipment are being depreciated over their useful lives, which exceed the license term since the Company believes that its licenses will be extended beyond their current term. Intangible assets of entry fees for one time payment for 3G and BWA Spectrum are be amortized over the period of 20 years and 15 years respectively on straight line basis since August 8, 2008, i.e. from the date of allotment of spectrum.

The Company has adopted the provisions of ASC 410 (formerly FASB statement no. 143) “Asset Retirement Obligations”.  At present the Company does not have any material asset retirement obligation.

MTNL has established the estimated useful lives of assets for depreciation purposes as follows:

Land - leasehold	Over the period of the lease

Buildings	30 to 60 Years

Cable and related equipment	20 to 25 Years

Exchanges and related Equipment	10 Years

Other fixed assets	5 to 10 Years

Intangible Assets (3G and BWA Spectrum)	20 years for 3G and 15 years for BWA (since August 8, 2008)

(l)	Impairment of long lived assets
MTNL has adopted the provisions of ASC 360 (formerly SFAS 144) “Accounting for the Impairment or Disposal of Long-Lived Assets”. MTNL reviews long-lived assets, for impairment whenever events or changes in business circumstances indicate the carrying amount of assets may not be fully recoverable. Each impairment test is based on a comparison of the undiscounted cash flows expected to be generated from the use of the asset to its recorded value. If impairment is indicated, the asset is written down to its fair value. Assets to be disposed are reported at the lower of the carrying value or the fair value less cost to sell.

(m)	Operating Leases
MTNL has certain cancelable operating leases for office premises. Rental expenses for operating leases are accounted for on a straight line method. Rental expense amounted to Rs.657 million, Rs.847 million and Rs.815 million, for the years ended March 31, 2010, 2011 and 2012 respectively.

(n)	Retirement benefits

Company's employees

The Company has two sets of retirement schemes for its employees based on the option exercised by them. Under one scheme, the employees are eligible for provident fund, gratuity, leave encashment and in the other scheme, the employees are eligible for pension, general provident fund, gratuity and leave encashment.

Pension
The pension scheme is a defined benefit retirement plan (the “Pension Plan”). Under the pension plan, after retirement, employees are eligible for monthly payments including dearness allowance based on the last drawn salary. MTNL provides for the Pension Plan on the basis of an actuarial valuation. The entire Pension Plan of MTNL is unfunded subject to pending decision of DoT.

Gratuity
MTNL has a defined benefit retirement plan (the “Gratuity Plan”) covering eligible employees. The Gratuity Plan provides a lump sum payment to vested employees at retirement or termination of employment based on the respective employee’s salary and years of employment. MTNL provides for the Gratuity Plan on the basis of actuarial valuation.

Medical
The medical scheme is a defined benefit retirement plan (the “Medical Plan”). In accordance with the Medical Plan, retirees are entitled to receive reimbursements limited to half of the monthly salary drawn by the employee on the date of retirement and reimbursement of hospitalization charges in any year through insurance company under RECGHIS (Retirement Employee Contributory Group Health Insurance Scheme) 2008. (Effective October, 2008)

Leave encashment
Leave encashment benefit comprises of encashment of leave balances accrued by employees. These balances can be accumulated and carried forward up to a maximum of 300 days and are encashable during the tenure of employment or on the employee leaving the Company or on retirement. Leave encashment is being provided for on the basis of actuarial valuation.

Provident fund
Under Indian law, employees are entitled to receive benefits under the Provident Fund, which is a defined contribution plan. Both the employee and the employer make monthly contributions to the plan at a predetermined rate (presently 12.0%) of the employees’ salary (basic and dearness allowance). The contributions are paid to the Provident Fund Trust established by MTNL. MTNL is obligated to make contributions when there are shortfalls in statutorily assured rates of return on the assets of the trust. Currently, MTNL has no further obligation under the Provident Fund beyond its contribution, which is expensed when accrued.

General provident fund
The General Provident Fund scheme (the “GPF”) is a retirement scheme applicable to employees who have opted for the Government pension scheme. Under the scheme, employees contribute between 6% to 100% of their basic pay to GPF. The employer is not required to make any contributions towards the fund. The Scheme also allows participants to withdraw up to 90% of the amount contributed by them towards the GPF.

During the year ended March 31, 2005, the Company had set up an ‘MTNL GPF Trust’ (“GPF Trust”) and had applied to the Income Tax authorities for the recognition of the said Trust. During the year ended March 31, 2006, the GPF Trust has been recognized by the Income Tax authorities and the Company has funded the GPF Trust by transferring the accumulated GPF contribution till the date of formation of the GPF Trust. The Company has also provided interest at the statutorily applicable rate of 8% per annum on the employee contributions up to the date of formation of the GPF Trust. MTNL is obligated to make contributions when there are shortfalls in statutorily assured rates of return on the assets of the GPF Trust. Currently, MTNL has no further obligation under the General Provident Fund.

Pension, gratuity, and leave encashment are defined benefit retirement plans. The liability thereof is provided based on an actuarial valuation. All actuarial gains and losses are expensed off in the year, in which they arise.  The gratuity plan is funded plan while pension and leave encashment are unfunded plans.

Employees on secondment from DOT

The employees who are seconded from DoT are entitled to pension, gratuity and leave encashment from the Government. MTNL makes contributions, to fund the Government’s pension, gratuity and leave encashment liability in respect of seconded employees, in accordance with the rates prescribed by the Government. MTNL has no further liability in respect of these employees. Additionally, these employees are covered under eligible Government medical schemes.

(o)	Income taxes
In accordance with the provisions of ASC 740 (formerly known SFAS 109), “Accounting for Income Taxes” income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period such changes are enacted. Based on management’s judgment, a valuation allowance against any deferred tax asset is recognized when it is more likely than not that some portion or all of such deferred tax asset will not be realized.

(p)	Advertisement expenses
Advertising and business promotion costs are expensed as incurred and amounted to Rs.423 million, Rs.245 million and Rs.217 million for the years ended March 31, 2010, 2011 and 2012, respectively.

(q)	Dividends
Dividends are recorded in the consolidated financial statements in the period in which they are approved by the shareholders.

(r)	Earnings per share
In accordance with ASC 260 (formerly SFAS No. 128), Earnings Per Share (EPS), basic earnings per share is computed using the weighted average number of equity shares outstanding during the period. MTNL does not have any dilutive securities and hence the basic and diluted earnings per share are the same.

(s)	Recently issued accounting pronouncements
i)
In May 2011, the FASB issued Accounting Standard Update (“ASU”) No. 2011-04- Fair Value Measurement, which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The ASU is effective for fiscal years beginning after December 15, 2011. The Company will adopt this ASU in the first quarter of 2012 and is currently evaluating its impact on the financial statements and disclosures.

ii)
In June 2011, the FASB issued ASU No. 2011-05 – Comprehensive Income, which eliminates the current option to report other comprehensive income and its components in the statement of stockholders’ equity. Instead, an entity will be required to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The ASU was effective for fiscal years beginning after December 15, 2011. In December 2011, the FASB also issued an amendment to defer the presentation on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for annual and interim financial statements. The implementation of the two aforementioned amendments is not expected to have a material impact on our consolidated financial position and results of operations.

iii)
In September 2011, the FASB issued ASU No. 2011-08 Intangibles – Goodwill and Others, which is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. An entity can choose to early adopt if its annual test date is before the issuance of the final standard, provided that the entity has not yet performed its 2011 annual impairment test or issued its financial statements. An entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required.  The Company evaluated this option while considering impairment assessment during the year.

iv)
In December 2011, the FASB issued ASU No. 2011-11 “Disclosure about Offsetting Assets and Liabilities”, which requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The ASU is effective for annual and interim period for fiscal years beginning on or after January 1, 2013. The Company is currently evaluating this ASU.

(t)	Reclassifications
Certain items previously reported in specific financials statements captions have been reclassified to conform to the current year’s presentation as stated above in sub-paragraph (b).